INVESTMENTS - Associates and Joint Venture Investment Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 5,829	$ 6,929
Current liabilities	(8,619)	(6,586)
Net income for the year	1,558	1,592
Associates | Joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	537	512
Long-term assets	3,254	3,409
Current liabilities	(990)	(857)
Long-term liabilities	(1,177)	(1,358)
Total net assets	1,624	1,706
Our share of net assets	855	900
Revenue	1,805	1,310
Expenses	(1,912)	(1,410)
Net income for the year	(107)	(100)
Our share of net loss	$ (44)	$ (40)